Taxes (Details) - Schedule of Components of the Income Tax Provision - USD ($)	6 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Taxes (Details) - Schedule of Components of the Income Tax Provision [Line Items]
Current tax provision	$ 135,493	$ 183,754
Deferred tax benefit	68,560	(133,346)
Income tax provision	204,053	50,408
BVI [Member]
Taxes (Details) - Schedule of Components of the Income Tax Provision [Line Items]
Current tax provision
Deferred tax benefit
Hong Kong [Member]
Taxes (Details) - Schedule of Components of the Income Tax Provision [Line Items]
Current tax provision
Deferred tax benefit
PRC [Member]
Taxes (Details) - Schedule of Components of the Income Tax Provision [Line Items]
Current tax provision	135,493	183,754
Deferred tax benefit	$ 68,560	$ (133,346)